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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-39494




                                                          February 18, 2003
[MORGAN STANLEY LOGO]                                            Supplement


                       SUPPLEMENT DATED FEBRUARY 18, 2003

               TO THE PROSPECTUS OF MORGAN STANLEY TECHNOLOGY FUND

                            Dated October 30, 2002



The third paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby replaced by the following:

       The Fund is managed by the Sector Funds Equity/Information team. Current members of the team include Armon Bar-Tur, an Executive Director of the Investment Manager, and Thomas Bergeron, a Vice President of the Investment Manager.